Schedule of Cost of Revenues (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Cost of referral partners	¥ 772,808	¥ 1,232,756
Service fee paid to third-party payment platforms	47,999	46,208
Salary and welfare benefits	1,166	1,912
Amortization and depreciation expenses	1,050	1,050
Cloud service fees	244	397
Tax and surcharges and others	4,306	546
Total	¥ 827,573	¥ 1,282,869